Atlantic Acquisition	12 Months Ended
Mar. 31, 2022
Atlantic Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Acquisition [Text Block]

7. Atlantic Acquisition

On April 15, 2021, the Company completed the acquisition of 100% of the common shares of GPU Atlantic Inc. ("GPU Atlantic"), in consideration for 100% of GPU Atlantic, the Company paid total consideration of 1,000,000 common shares on closing valued at a total of $18.6 million (C$23.3 million). 200,000 of the common shares were allocated to a holdback and to GPU One earn-out upon delivery of certain earn-out conditions. All 200,000 common shares allocated to the holdback were issued as of March 31, 2022.

GPU Atlantic has a 50-megawatt data centre campus located in New Brunswick, Canada.

Current assets	$671,709
Plant and equipment	12,898,994
Land	662,910
Building	4,576,290
Sales taxes refunds	75,780
Intangible assets*	696,192
Goodwill**	13,154,585
Accounts payable	(3,198,591)
Long-term debt	(10,978,065)
Net assets acquired	$18,559,804

Consideration paid	Contingent to	Closing to
	April 15, 2021	March 31, 2022

Closing common shares - 800,000	15,174,278	15,174,278
Milestone common shares - 200,000	3,385,526	2,017,054
Total consideration	$18,559,804	$17,191,332

As part of the transaction, the Company also acquired a $10,978,065 (C$13,639,249) term loan (Note 16) included in the long-term debt acquired. As part of the transaction, the Company incurred $83,197 of transaction costs which is included in general and administrative expenses.

* Intangible assets includes an internally generated mining monitoring, tracking and generating software.

** Goodwill represents expected synergies, future income growth potential, and other intangibles that do not qualify for separate recognition. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.

The hosting revenues and expenditures from GPU Atlantic for the year ended March 31, 2022, were $1,158,448 and $47,807,730, respectively.

The purchase price allocation for acquisitions reflects fair value estimates which are subject to change within the measurement period. The primary areas of purchase price allocation that are subject to change relate to the fair values of certain tangible assets, based on their condition, and residual goodwill. The Company recorded and impairment of $13,154,585 to goodwill, and $175,443 to acquired intangible assets (Note 13).

Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company's consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could also be affected. The Company expects to finalize the accounting for the acquisition in its interim condensed consolidated financial statements as at and for the three months ended June 30, 2022